Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The TSR chart beneath the heading “Pay
Versus
Performance” on page 91 of the 2
0
24 Proxy Statement is amended and replaced in its entirety as shown below:

Except as specifically
revised
by this Supplement, this Supplement does not amend, revise or update any of the other information set forth in the 2024 Proxy Statement, including the other graphic illustrations set forth in the Pay Versus Performance section of the 2024 Proxy Statement. This Supplement should be read in conjunction
with the 2024 Proxy Statement. From and after the date of this Supplement, any references to the “2024 Proxy Statement” are to the 2024 Proxy Statement as supplemented hereby. In addition, this Supplement does not reflect events occurring after the date of the 2024 Proxy Statement or modify or update disclosures that may have been affected by subsequent events.

Total Shareholder Return Vs Peer Group